COMMITMENTS AND CONTINGENCIES (Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum payments, operating leases:
2017	$ 5,392
2018	3,561
2019	2,729
2020	1,543
2021 and thereafter	2,127
Future minimum lease commitments	$ 15,352
Renewal option, minimum	1 year
Renewal option, maximum	5 years
Rent expenses	$ 4,360	$ 3,639	$ 3,433